INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 8 -INTANGIBLE ASSETS

Intangible assets:

	December 31,
	2022	2021
Commercial license
Cost	$2,030	$2,030
Accumulated amortization	(407)	(201)
Amortized cost	$1,623	$1,829

In September 2020, Piedmont signed a 10-year agreement for the commercial MRO services for aviation components. Under this contract Honeywell licensed Piedmont as an authorized MRO station of APU 331-20X.

Estimated amortization expenses for the five succeeding years is $200 thousands per year.